INVESTMENT TRADING SECURITIES AND MARGIN LOANS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Stocks	$ 0	$ 588,945
Trading Securities [Member]
Stocks	$ 0	$ 588,945